Segment Information - Additional Information (Detail) € in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€) Segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of operating segments [line items]
Impact of net income due to measurement assumption		€ 0
Other income /(charges) expense due to model and assumption updates		(580)	€ 196
Gain (losses) on change in fair value on economic hedges		128	1,130	€ (545)
Ineffectiveness fair value hedge			1	7
Impairment charges and reversals on financial assets, excluding receivables		262	60	31
Other expenses		150	1	375
Other charges		150	€ 1	375
Universal Life Premium Persistency And Increase In Mortality Rate And Lowering Morbidity Improvement Assumption [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates		€ 345
Morbidity Assumption Rate [Member]
Disclosure of operating segments [line items]
Long term morbidity rate	1.50%	0.75%	1.50%
Commissions and expenses [member]
Disclosure of operating segments [line items]
Restructuring charges		€ 266	€ 220	279
Amortization of deferred expenses		35	(32)	67
Amortization of VOBA and future servicing rights		20	5	20
Commissions and expense include a DPAC/VOBA fair value adjustment		159	151	88
Impairment (charges) reversals [member]
Disclosure of operating segments [line items]
Impairment charges and reversals on financial assets, excluding receivables		266	60	41
Impairment charges and reversals on non-financial assets and receivables net		128	109	19
Americas Expenses [Member]
Disclosure of operating segments [line items]
Impact of net income due to measurement assumption		460
Other income /(charges) expense due to model and assumption updates	€ 75	€ 805
Bottom of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate		3.00%
Top of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate		10.00%
Non-cash changes [member]
Disclosure of operating segments [line items]
Gain (losses) on over- or underperformance of derivatives		€ (38)	34	3
Gain (losses) on change in fair value on economic hedges		652	130	77
Ineffectiveness fair value hedge		€ 0	1	€ 7
Asset management [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment		1
Holding and other activities [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment		1
Americas [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment		1
Other income /(charges) expense due to model and assumption updates		€ (805)	€ (64)
Other expenses		1,239
Other charges		1,110
Americas [member] | Lower Interest Rate [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates		€ 460
Long term interest rate assumed	4.25%	2.75%	4.25%
Asia [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment		1
The Netherlands [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	€ (57)		€ (57)
The Netherlands [member] | Favourable Longevity Assumption Changes [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates		€ 225